Segmented Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Disclosure of geographical areas
Number of operating segments | segment	1
Current assets	$ 25,792,489	$ 18,410,614
Non-current assets	72,339,123	72,094,246
TOTAL ASSETS	98,131,612	90,504,860
CANADA
Disclosure of geographical areas
Current assets	24,812,361	17,487,984
Non-current assets	66,144	103,744
TOTAL ASSETS	24,878,505	17,591,728
UNITED STATES
Disclosure of geographical areas
Current assets	980,127	922,630
Non-current assets	72,272,980	71,990,502
TOTAL ASSETS	$ 73,253,107	$ 72,913,132